Accrued Expenses (Details) - Schedule of Accrued Expenses - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses [Abstract]
Salary and wages	$ 1,910	$ 1,135
Operating expenses	1,563	736
Benefits	720	650
Taxes	107	110
Total accrued expenses	$ 4,300	$ 2,631